Acquisitions and Dispositions - Assets and liabilities disposed (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets and liabilities disposed
Total cash consideration received for dispositions of subsidiaries/businesses	€ 129	€ 2,023	€ 555